Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	8 Months Ended	12 Months Ended
	Aug. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage expenses		$ 0	$ 0	$ 651,000
Proceeds From Divestiture Of Businesses Net Of Transaction Costs			(1,912,000)
Proceeds from Divestiture of Businesses		$ 0	3,000,000	0
NSM
Voyage expenses	$ 149,184,000			206,427,000
Other income/ (expense), net	15,750,000			$ 0
Administrative services agreement term in years		5 years
NSM | Management agreement
Termination date of the administrative services agreement		Aug. 29, 2024
Management fees		$ 45,487,000	$ 14,372,000
NSM | Management agreement | Chartered-in vessels
Daily management fee		30
NSM | The Transaction
Proceeds from Divestiture of Businesses	$ 20,000,000
NSM | Owned Vessels | Management agreement
Daily management fee		$ 3,700
NSM | Owned Vessels | Management agreement | After two years
Rate of annual increase in management fees		3.00%